Share capital - Group's share structure as though the restructuring took effect retroactively during the year (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Share capital
Authorised	555,000,000	555,000,000	555,000,000		93,922,712
Issued		139,026,084			85,288,744
Number of shares		139,026,084		13,949,001
Share capital	$ 16,979	$ 13,903		$ 53,240,010
If Restructuring Took Effect Retroactively During The Year
Share capital
Authorised	75,000,000	75,000,000
Issued	6,791,605	5,561,043
Number of shares	6,791,605	5,561,043
Share capital	$ 16,979	$ 13,903
Class A Ordinary Shares
Share capital
Authorised	500,000,000	500,000,000	500,000,000
Issued		139,026,084
Class A Ordinary Shares | If Restructuring Took Effect Retroactively During The Year
Share capital
Authorised	20,000,000	20,000,000
Issued	6,791,605	5,561,043
Preferred shares
Share capital
Authorised	55,000,000	55,000,000	55,000,000
Preferred shares | If Restructuring Took Effect Retroactively During The Year
Share capital
Authorised	55,000,000	55,000,000
Swvl Inc. shareholders
Share capital
Number of shares		85,285,247			85,288,744
Share capital		$ 8,529			$ 8,529
Swvl Inc. shareholders | If Restructuring Took Effect Retroactively During The Year
Share capital
Number of shares	4,642,162	3,411,410
Share capital	$ 11,605	$ 8,529
SPAC shareholders
Share capital
Number of shares		13,949,000
Share capital		$ 1,395
SPAC shareholders | If Restructuring Took Effect Retroactively During The Year
Share capital
Number of shares	557,960	557,960
Share capital	$ 1,395	$ 1,395
Convertible notes
Share capital
Number of shares		16,125,455
Share capital		$ 1,612
Convertible notes | If Restructuring Took Effect Retroactively During The Year
Share capital
Number of shares	645,018	645,018
Share capital	$ 1,612	$ 1,612
PIPE Investor
Share capital
Number of shares		3,966,400
Share capital		$ 397
PIPE Investor | If Restructuring Took Effect Retroactively During The Year
Share capital
Number of shares	158,656	158,656
Share capital	$ 397	$ 397
Other shares
Share capital
Number of shares		19,699,982
Share capital		$ 1,970
Other shares | If Restructuring Took Effect Retroactively During The Year
Share capital
Number of shares	787,809	787,999
Share capital	$ 1,970	$ 1,970